Short-Term Debt and Credit Facilities Short-Term Debt and Credit Facilities (Details) - MidAmerican Energy Company [Member] $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Short-Term Debt and Credit Facilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 605	$ 605
Short-term Debt	0	(50)
Line of Credit Facility, Amounts Supported	(195)	(195)
Line of Credit Facility, Remaining Borrowing Capacity	$ 410	$ 360
Commercial Paper [Member]
Short-Term Debt and Credit Facilities [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.35%
Regulatory Approval for Additional Short-Term Debt Issuances	$ 605
Line of Credit [Member]
Short-Term Debt and Credit Facilities [Line Items]
Debt to capitalization ratio	0.65
Line of Credit [Member] | Unsecured credit facility, $600 million, expiring March 2018 [Member]
Short-Term Debt and Credit Facilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600
Line of Credit [Member] | Unsecured 364-day Credit Facility, $5 million, expiring June [Member]
Short-Term Debt and Credit Facilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5